Document and Entity Information	Mar. 01, 2022
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 01, 2022
Entity Registrant Name	RIGETTI COMPUTING, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40140
Entity Tax Identification Number	88-0950636
Entity Address, Address Line One	775 Heinz Avenue
Entity Address, City or Town	Berkeley
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94710
City Area Code	510
Local Phone Number	210-5550
Entity Information, Former Legal or Registered Name	Supernova Partners Acquisition Company II, Ltd.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001838359
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	4301 50th Street NW
Entity Address, Address Line Two	Suite 300 PMB 1044
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20016
Common Stock, $0.0001 par value per share [Member]
Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RGTI
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share [Member]
Entity Information [Line Items]
Security 12b Title	Warrants, each whole warrant exercisable for one share of Common Stock at an exercise price of $11.50 per share
Trading Symbol	RGTIW
Security Exchange Name	NASDAQ